PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Current prepayments [abstract]
Prepaid expenses
	December 31, 2020	December 31, 2019	December 31, 2018
General	$26,759	$44,613	$47,215
Insurance	69,096	59,815	57,883
Environmental and taxes	6,850	6,850	8,789
Rent	12,012	24,489	9,385
	$114,717	$135,767	$123,272